Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - Non Employee Director Restricted Equity Awards - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Beginning of year	53,284	55,839	89,427
Add (deduct):
Granted	41,706	53,284	55,839
Vested	(53,284)	(55,839)	(89,427)
End of year	41,706	53,284	55,839
Weighted Average Grant Date Fair Value
Beginning of year	$ 40.54	$ 33.24	$ 27.23
Granted	62.23	40.54	33.24
Vested	40.54	33.24	27.23
End of year	$ 62.23	$ 40.54	$ 33.24